Income Taxes (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Net operating loss carry forwards (tax effected) for federal income tax purposes	$ 64,769
Net operating loss carry forwards (tax effected) for state income tax purposes	21,283
Unrecognized tax benefits, that if recognized, would affect the effective income tax rate	228					889
Cumulative interest expense related to income taxes	63					173
Income tax expense (benefit)	(10,185)	(17,820)		(27,272)	13,095
Effective income tax rate	37.89%			34.00%	44.20%
Changes in valuation allowances		$ 1,525	$ 1,413
Minimum | Federal
Income Tax Disclosure [Line Items]
Operating loss carry forwards, expiration year	2026
Minimum | State
Income Tax Disclosure [Line Items]
Operating loss carry forwards, expiration year	2021
Maximum | Federal
Income Tax Disclosure [Line Items]
Operating loss carry forwards, expiration year	2031
Maximum | State
Income Tax Disclosure [Line Items]
Operating loss carry forwards, expiration year	2026